Associates and Joint Ventures - Equity Method Investment of Associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of associates [line items]
Investments accounted for by the equity method at period start	€ 140
Translation differences and other comprehensive income (loss)	(7,236)	€ (162)	[1]	€ (3,401)	[1]
Investments accounted for by the equity method at period end	427	140
Investments accounted for by the equity method	140	140
Associates and Joint Ventures
Disclosure of associates [line items]
Investments accounted for by the equity method at period start	140	68
Additions	269
Disposals	(2)
Translation differences and other comprehensive income (loss)	(14)
Income (loss)	2	13		4
Dividends	(12)	(13)
Transfers and others	45	72
Investments accounted for by the equity method at period end	427	140		68
Investments accounted for by the equity method	140	140		€ 68
Associates and Joint Ventures | Others
Disclosure of associates [line items]
Investments accounted for by the equity method at period start	68
Investments accounted for by the equity method at period end	104	68
Investments accounted for by the equity method	€ 68	€ 68

[1]	The translation differences were changed to reflect the accounting policy indicated in Note 2,